Segment reporting (Tables)	9 Months Ended
Sep. 30, 2026
Segment reporting
Schedule of summarized financial information

Summarized financial information is as follows:

	Nigeria	SSA	Latam	Total
	$'m	$'m	$'m	$'m

Three months ended September 30, 2026
Revenues from external customers - continuing operations	359.4	131.1	—	490.5
Revenues from external customers - discontinued operations	—	—	17.6	17.6
Revenues from external customers	359.4	131.1	17.6
Segment Adjusted EBITDA	215.0	74.8	16.0	305.8

Three months ended September 30, 2025
Revenues from external customers - continuing operations	268.0	135.9	—	403.9
Revenues from external customers - discontinued operations	—	—	51.2	51.2
Revenues from external customers	268.0	135.9	51.2
Segment Adjusted EBITDA	169.6	80.0	41.2	290.8

Nine months ended September 30, 2026
Revenues from external customers - continuing operations	942.6	391.9	—	1,334.5
Revenues from external customers - discontinued operations	—	—	111.8	111.8
Revenues from external customers	942.6	391.9	111.8
Segment Adjusted EBITDA	564.0	223.3	86.4	873.7

Nine months ended September 30, 2025
Revenues from external customers - continuing operations	799.7	384.5	—	1,184.2
Revenues from external customers - discontinued operations	—	—	143.8	143.8
Revenues from external customers	799.7	384.5	143.8
Segment Adjusted EBITDA	519.2	224.8	110.3	854.3

Schedule of items included in measurement of adjusted EBITDA

Each segment's Adjusted EBITDA above includes the following items:

	Continuing operations				Discontinued operations
	Nigeria	SSA	Unallocated items	Total	Latam
	$'m	$'m	$'m	$'m	$'m

Three months ended September 30, 2026
Power generation	102.0	27.6	—	129.6	0.1
Staff costs	12.3	7.5	16.4	36.2	0.6
Tower repairs and maintenance	8.8	7.2	—	16.0	0.2

Three months ended September 30, 2025
Power generation	63.1	26.2	—	89.3	1.7
Staff costs	8.6	8.8	19.8	37.2	4.6
Tower repairs and maintenance	6.4	7.1	—	13.5	2.7

Nine months ended September 30, 2026
Power generation	255.1	79.9	—	335.0	2.0
Staff costs	36.3	22.6	52.7	111.6	11.2
Tower repairs and maintenance	22.9	21.3	—	44.2	3.7

Nine months ended September 30, 2025
Power generation	180.8	73.9	—	254.7	3.7
Staff costs	26.4	25.4	62.0	113.8	14.7
Tower repairs and maintenance	16.1	19.7	—	35.8	7.5

Schedule of reconciliation of information on reportable segments to the amounts reported in the financial statements

Reconciliation of information on reportable segments to the amounts reported in the financial statements:

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2026	2025	2026	2025
	$'m	$'m	$'m	$'m

Segment Adjusted EBITDA	305.8	290.8	873.7	854.3
Unallocated corporate expenses(a)	(23.1)	(29.3)	(77.0)	(91.8)
Finance costs	(115.3)	(101.7)	(339.7)	(330.3)
Depreciation and amortization	(54.6)	(105.0)	(166.6)	(283.4)
Share-based payment expense	(17.1)	(6.0)	(57.8)	(20.0)
Other costs(b)	(52.2)	(13.1)	(133.5)	(21.7)
Net impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent(c)	(2.1)	(1.8)	(82.5)	(5.4)
Business combination costs	(13.5)	(0.1)	(29.0)	(1.3)
Insurance claims	0.1	0.1	0.2	0.4
Net gain/(loss) on disposal of property, plant and equipment and right-of-use assets	0.9	(0.6)	4.3	0.4
Net impairment reversal of withholding tax receivables (note 7)	2.3	24.9	1.8	37.8
Finance income	76.8	130.2	238.3	186.3
Net loss on disposal of subsidiaries (note 20)	(58.7)	—	(38.7)	—
Exclude: Loss before tax from discontinued operations (note 21.1)	40.8	29.1	39.6	84.2
Income before tax	90.1	217.5	233.1	409.5
(a)	Unallocated corporate expenses primarily consist of costs associated with centralized Group functions including Group executive, finance, HR, IT, legal, tax and treasury services.
(b)	Other costs for the three and nine months ended September 30, 2026, included $39.0 million and $96.4 million respectively (three and nine months ended September 30, 2025: $nil) of one-off long term employee benefit costs in relation to business disposals and the transactions contemplated by the merger agreement with MTN Group Limited entered into in February 2026, one-off expenses related to strategic initiatives and operating systems of $13.1 million and $35.9 million respectively (three and nine months ended September 30, 2025: $0.8 million and $5.1 million respectively), costs related to internal reorganization of $nil and $nil respectively (three and nine months ended September 30, 2025: $1.8 million and $3.5 million respectively).
(c)	Includes impairment of held for sale non-current assets for the three and nine months ended September 30, 2026 of $nil and $75.4 million respectively (three and nine months ended September 30, 2025: $nil) (see note 21.1).

Schedule of segment assets, liabilities and additions

	Nigeria	SSA	Latam	Total
	$'m	$'m	$'m	$'m

Additions of property, plant and equipment, right-of-use assets and intangible assets:
Three months ended September 30, 2026
- Segments	33.7	16.5	3.7	53.9
- Unallocated items				(0.4)
				53.5
Three months ended September 30, 2025
- Segments	41.7	31.3	23.0	96.0
- Unallocated items				—
				96.0
Nine months ended September 30, 2026
- Segments	76.2	33.1	54.8	164.1
- Unallocated items				(0.4)
				163.7
Nine months ended September 30, 2025
- Segments	60.3	69.4	106.8	236.5
- Unallocated items				0.4
				236.9

Schedule of revenue from tier one customers

Revenue from two customers each represented 10% or more of the Group’s revenue from continuing operations as follows:

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2026	2025	2026	2025

Customer A	70%	70%	70%	71%
Customer B	21%	17%	20%	17%